Accounts receivable (Tables) - Exascale Labs Inc [Member]	18 Months Ended
Jun. 30, 2026
Schedule of accounts receivable

	As of June 30,
	2025	2026
Accounts receivable	$152,536	$1,145,232
Less: allowance for credit losses	-	(38,022)
Accounts receivable, net	$152,536	$1,107,210

Schedule of movement of allowance for expected credit losses

	For the Years Ended June 30,
	2025	2026
Balance at beginning of the year	$-	$-
Addition	-	38,022
Balance at end of the year	$-	$38,022